UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-4975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)
500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)
Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116

(Name and address of agents for service)
Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 01/31/06

MFS® Multimarket Income Trust

M F S
INVESTMENT MANAGEMENT®

MFS Multimarket Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006
Issuer		Shares/Par	Value ($)
Bonds – 96.6%

Advertising & Broadcasting – 2.7%

Allbritton Communications Co., 7.75%, 2012		$795,000	$796,988

DIRECTV Holdings LLC, 8.375%, 2013		1,934,000	2,074,215

EchoStar DBS Corp., 6.375%, 2011		4,205,000	4,099,875

Innova S. de R.L., 9.375%, 2013		254,000	281,623

Intelsat Ltd., 8.625%, 2015(a)		580,000	581,450

Lamar Media Corp., 7.25%, 2013		1,715,000	1,770,738

Liberty Media Corp., 5.7%, 2013		2,799,000	2,619,679

News America Holdings, 7.7%, 2025		2,217,000	2,504,104

			$14,728,672

Aerospace – 0.2%

DRS Technologies, Inc., 7.625%, 2018		$570,000	$578,550

Rolls-Royce PLC, 6.375%, 2007	EUR	300,000	380,665

			$959,215

Airlines – 0.6%

Continental Airlines, Inc., 6.545%, 2019		$2,263,414	$2,270,317

Continental Airlines, Inc., 7.566%, 2020		1,045,217	974,129

			$3,244,446

Apparel Manufacturers – 0%

Quiksilver, Inc., 6.875%, 2015		$110,000	$105,600

Asset Backed & Securitized – 12.9%

Airplane Pass-Through Trust, "D", 10.875%, 2019(r)(d)		$246,925	$0

Amresco Commercial Mortgage Funding I, 7%, 2029		3,570,000	3,607,023

ARCap, Inc., "H", 6.1%, 2045(a)		2,000,000	1,792,677

Asset Securitization Corp., FRN, 8.2927%, 2029		1,877,956	1,984,622

Banc of America Commercial Mortgage, Inc., 4.857%, 2043		1,375,626	1,334,188

Banc of America Commercial Mortgage, Inc., 5.182%, 2047		1,375,626	1,372,578

Bayview Financial Acquisition Trust, 5.483%, 2045		1,130,000	1,129,986

Chalet Finance 1 PLC, 2.72%, 2013	EUR	300,000	365,581

Commercial Mortgage Acceptance Corp., FRN, 5.44%, 2030(a)		$3,500,000	3,481,454

Countrywide Asset-Backed Certificates FRN, 4.575%, 2035		614,000	604,980

CPS Auto Receivables Trust, 2.89%, 2009(a)		337,586	329,569

Crest Ltd., 7%, 2040(a)		2,000,000	1,854,200

DEPFA Bank, 5.5%, 2010	EUR	960,000	1,264,287

Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031		$1,847,000	2,052,255

DLJ Commercial Mortgage Corp., 6.04%, 2031		2,000,000	2,022,739

Falcon Franchise Loan LLC, FRN, 3.0186%, 2025(i)		8,695,883	1,415,387

First Union National Bank Commercial Mortgage Trust, FRN, 0.9542%, 2043(a)(i)		29,200,536	1,159,679

First Union-Lehman Brothers Bank of America, FRN, 0.4969%, 2035(i)		67,795,425	1,280,778

First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029(a)		1,847,000	2,003,367

First Union-Lehman Brothers Commercial Mortgage Trust, 7.5%, 2029		1,846,973	2,046,883

GE Capital Commercial Mortgage Corp., 6.496%, 2033		2,384,781	2,507,646

GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033		2,542,000	2,550,075

GMAC Commercial Mortgage Securities, Inc., FRN, 7.6613%, 2034(a)		1,853,000	2,007,300

Granites Mortgages PLC, 5.15% to 2007, FRN to 2042	EUR	350,000	436,621

J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.2947%, 2043		$1,375,626	1,383,507

J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 4.77%, 2046		2,592,895	2,594,670

Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.1597%, 2030(i)		18,014,856	466,819

Morgan Stanley Capital I, Inc., FRN 1.5033%, 2014(a)(i)		14,915,475	1,084,862

Morgan Stanley Capital I, Inc., 6.86%, 2010		2,215,000	2,244,782

Mortgage Capital Funding, Inc., 7.214%, 2007		2,250,000	2,294,822

Mortgage Capital Funding, Inc., FRN, 0.7801%, 2031(i)		18,571,573	264,253

Multi-Family Capital Access One, Inc., 6.65%, 2024		112,012	115,301

Preferred Term Securities IV Ltd., 6.7469%, 2031(a)		3,000,000	3,045,000

			1

MFS Multimarket Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer		Shares/Par	Value ($)

Bonds – continued

Asset Backed & Securitized – continued

Prudential Securities Secured Financing Corp., FRN, 7.4486%, 2013(a)		$2,581,000	$2,771,946

RMAC PLC, 2.652%, 2036(a)	EUR	230,000	279,859

Structured Asset Securities Corp., FRN, 4.67%, 2035		$4,570,839	4,520,226

TIAA Real Estate CDO Ltd., 7.17%, 2032(a)		2,529,118	2,584,954

Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042		2,000,000	1,970,168

Wachovia Bank Commercial Mortgage Trust, FRN, 4.935%, 2042		2,000,000	1,949,814

Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042		1,375,626	1,357,293

Wachovia Bank Commercial Mortgage Trust, FRN, 5.3164%, 2044		2,777,000	2,784,392

			$70,316,543

Automotive – 2.7%

Continental AG, 6.875%, 2008	EUR	100,000	$133,067

DaimlerChrysler N.A. Holdings Corp., 8.5%, 2031		$1,251,000	1,516,890

DaimlerChrysler Note, 5.625%, 2007	EUR	100,000	124,604

Ford Motor Credit Co., 4.95%, 2008		$435,000	401,246

Ford Motor Credit Co., 5.8%, 2009		410,000	371,996

Ford Motor Credit Co., 7.375%, 2009		2,115,000	1,978,783

Ford Motor Credit Co., 5.7%, 2010		1,102,000	974,727

Ford Motor Credit Co., 7%, 2013		546,000	494,578

General Motors Acceptance Corp., 6%, 2006	EUR	375,000	455,081

General Motors Acceptance Corp., 6.125%, 2008		$315,000	302,861

General Motors Acceptance Corp., 5.85%, 2009		1,305,000	1,229,140

General Motors Acceptance Corp., 6.75%, 2014		1,886,000	1,787,445

Johnson Controls, Inc., 5.25%, 2011		1,180,000	1,176,418

Lear Corp., 8.11%, 2009		1,040,000	956,800

Navistar International Corp., 7.5%, 2011		1,155,000	1,143,450

TRW Automotive, Inc., 9.375%, 2013		1,692,000	1,840,050

			$14,887,136

Banks & Credit Companies – 3.9%

ATF Bank JSC, 9.25%, 2012(a)		$17,000	$17,871

Banco BMG S.A., 9.15%, 2016(a)		714,000	715,785

Banco De Estado de Sao Paulo S.A., 8.7%, 2049(a)		777,000	800,310

Banco Do Estado de Banespa, 8.7%, 2010		15,000	15,450

Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (a)		655,000	650,088

Bank of Ireland, 7.4%, 2049	EUR	500,000	709,533

BNP Paribas Capital Trust III, 6.625%, 2049	EUR	100,000	139,204

BNP Paribas, 5.186% to 2015, FRN to 2049 (a)		$2,099,000	2,016,889

Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (a)		642,000	623,837

Credit Suisse First Boston (USA), Inc., 4.875%, 2010		1,023,000	1,011,496

Credit Suisse Group, 7.974%, 2010	EUR	265,000	375,988

HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (a)		$1,543,000	1,579,069

J.P. Morgan Chase & Co., 5.125%, 2014		2,755,000	2,701,322

Kazkommerts International B.V., 10.125%, 2007(a)		122,000	128,405

Mizuho Financial Group, Inc., 4.75%, 2014(a)	EUR	127,000	159,933

Mizuho Financial Group, Inc., 5.79%, 2014(a)		$1,633,000	1,672,424

National Westminster Bank PLC, 6.625% to 2009, FRN to 2049	EUR	330,000	443,649

RBS Capital Trust II, 6.425% to 2034, FRN to 2049		$833,000	866,054

Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (a)		626,000	622,250

Russian Standard Finance S.A., 7.5%, 2010(a)		257,000	253,466

SG Capital Trust I, 7.875%, 2049	EUR	300,000	422,798

Turanalem Finance B.V., 7.875%, 2010		$15,000	15,525

Turanalem Finance B.V., 8%, 2014(a)		940,000	972,900

VTB Capital S.A., 7.5%, 2011		49,000	52,915

			2

MFS Multimarket Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer		Shares/Par	Value ($)

Bonds – continued

Banks & Credit Companies – continued

Wachovia Capital Trust III, 5.8%, 2049		$4,068,000	$4,080,570

			$21,047,731

Broadcast & Cable TV – 3.0%

CCH I LLC, 10.25%, 2010		$1,025,000	$1,008,344

Cox Communications, Inc., 4.625%, 2013		1,744,000	1,615,073

CSC Holdings, Inc., 8.125%, 2009		1,969,000	1,998,535

Lenfest Communications, Inc., 10.5%, 2006		500,000	508,555

Mediacom LLC, 9.5%, 2013		490,000	486,325

Rogers Cable, Inc., 5.5%, 2014		1,975,000	1,856,500

TCI Communications Financing III, 9.65%, 2027		5,000,000	5,390,435

TCI Communications, Inc., 9.8%, 2012		1,135,000	1,355,779

Time Warner Entertainment Co., LP, 8.375%, 2033		1,557,000	1,841,084

			$16,060,630

Brokerage & Asset Managers – 1.0%

Goldman Sachs Group, Inc., 5.7%, 2012		$2,665,000	$2,715,270

Morgan Stanley Dean Witter, Inc., 6.6%, 2012		2,538,000	2,704,285

			$5,419,555

Building – 0.5%

American Standard Cos., Inc., 7.375%, 2008		$2,500,000	$2,594,800

Business Services – 0.5%

Iron Mountain, Inc., 7.75%, 2015		$375,000	$380,625

Xerox Corp., 7.625%, 2013		2,010,000	2,135,625

			$2,516,250

Chemicals – 1.3%

Akzo Nobel N.V., 5.625%, 2009	EUR	100,000	$129,469

BCP Crystal Holdings Corp., 9.625%, 2014		$413,000	458,430

Equistar Chemicals, 10.625%, 2011		1,225,000	1,347,500

Hercules, Inc., 6.75%, 2029		1,890,000	1,819,125

Huntsman International LLC, 10.125%, 2009		575,000	594,406

Kronos International, Inc., 8.875%, 2009	EUR	95,000	121,142

Linde Finance B.V., 6% to 2013, FRN to 2049	EUR	101,000	120,702

Lyondell Chemical Co., 11.125%, 2012		$1,330,000	1,492,925

Nalco Co., 7.75%, 2011		695,000	708,900

Rhodia S.A., 8.875%, 2011		231,000	235,620

Rockwood Specialties, Inc., 7.5%, 2014		100,000	98,625

			$7,126,844

Conglomerates – 0.2%

Thyssenkrupp Finance B.V., 7%, 2009	EUR	100,000	$133,349

Tyco International Group S.A., 6.75%, 2011		$707,000	750,104

			$883,453

Construction – 0.6%

D.R. Horton, Inc., 8%, 2009		$1,880,000	$1,999,403

M/I Homes, Inc., 6.875%, 2012		1,325,000	1,189,188

			$3,188,591

Consumer Goods & Services – 0.4%

ASSA ABLOY AB, 5.125%, 2006	EUR	30,000	$37,142

Church & Dwight Co., Inc., 6%, 2012		$805,000	790,913

Fortune Brands, Inc., 5.125%, 2011		632,000	628,299

Service Corp. International, 7%, 2017(a)		560,000	568,400

			3

MFS Multimarket Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer		Shares/Par	Value ($)

Bonds – continued
Consumer Goods & Services – continued

Sodexho Alliance S.A., 5.875%, 2009	EUR	100,000	$129,834

			$2,154,588

Containers – 0.4%

Crown Americas, 7.75%, 2015(a)		$535,000	$555,063

Owens-Brockway Glass Container, Inc., 8.875%, 2009		515,000	537,531

Owens-Brockway Glass Container, Inc., 8.25%, 2013		925,000	973,563

			$2,066,157

Defense Electronics – 0.3%

L-3 Communications Holdings, Inc., 5.875%, 2015		$1,630,000	$1,572,950

Electronics – 0.3%

Flextronics International Ltd., 6.5%, 2013		$1,880,000	$1,894,100

Emerging Market Quasi-Sovereign – 0.9%

Gaz Capital S.A., 8.625%, 2034		$69,000	$87,202

Gazprom OAO, 9.625%, 2013		610,000	731,238

Gazprom OAO, 8.625%, 2034(a)		713,000	900,519

Pemex Project Funding Master Trust, 7.375%, 2014		721,000	795,984

Pemex Project Funding Master Trust, 8.625%, 2022		410,000	500,815

Pemex Project Funding Master Trust, 10%, 2027(a)		122,000	162,260

Pemex Project Funding Master Trust, 6.625%, 2035		29,000	29,029

Pemex Project Funding Master Trust, FRN, 5.7913%, 2010		38,000	39,140

Pemex Project Funding Master Trust, FRN, 5.01%, 2012(a)		113,000	112,774

Petronas Capital Ltd., 7.875%, 2022(a)		487,000	598,386

Petronas Capital Ltd., 7.875%, 2022		802,000	985,432

			$4,942,779

Emerging Market Sovereign – 2.6%

Aries Vermogensverwaltungs, 9.6%, 2014		$250,000	$319,375

Banco de La Republica Oriental del Uruguay, 10.5%, 2006	UYU	1,033,356	45,056

Banque Centrale de Tunisie, 7.375%, 2012		$22,000	24,228

Federal Republic of Brazil, 7.875%, 2015		49,000	52,969

Federal Republic of Brazil, 8%, 2018		107,000	117,005

Federal Republic of Brazil, 8.875%, 2019		218,000	251,790

Federal Republic of Brazil, 8.875%, 2024		89,000	102,573

Federal Republic of Brazil, 8.25%, 2034		55,000	60,775

Federal Republic of Brazil, 11%, 2040		5,000	6,458

Federal Republic of Brazil, FRN, 5.25%, 2012		1,642,619	1,635,391

Federal Republic of Brazil, FRN, 5.1875%, 2024		115,000	112,700

Government of Jamaica, 10.625%, 2017		34,000	38,505

Republic of Algeria, FRN, 4.8125%, 2006		5,333	5,327

Republic of Algeria, FRN, 4.8125%, 2010		85,400	85,187

Republic of Argentina, 2%, 2014	ARS	57,000	19,392

Republic of Argentina, 8.28%, 2033		$17,424	15,543

Republic of Argentina, FRN, 4.005%, 2012		1,320,000	1,044,780

Republic of Bulgaria, 8.25%, 2015		28,000	33,496

Republic of Colombia, 11.75%, 2020		10,000	14,275

Republic of Colombia, 8.125%, 2024		11,000	12,210

Republic of Colombia, FRN, 6.1422%, 2015		763,000	791,613

Republic of Costa Rica, 9.995%, 2020		27,000	33,980

Republic of Ecuador, 9%, 2030		13,000	12,545

Republic of El Salvador, 8.25%, 2032		42,000	47,460

Republic of El Salvador, 7.65%, 2035(a)		15,000	16,031

Republic of Guatemala, 8.125%, 2034(a)		24,000	26,880

Republic of Guatemala, 8.125%, 2034(a)		10,000	11,200

			4

MFS Multimarket Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer		Shares/Par	Value ($)

Bonds – continued

Emerging Market Sovereign – continued

Republic of Indonesia, 7.25%, 2015		$19,000	$19,523

Republic of Panama, 9.375%, 2029		745,000	964,775

Republic of Panama, 6.7%, 2036		18,000	17,892

Republic of Peru, 5%, 2017		38,220	36,500

Republic of Philippines, 8%, 2016		747,000	786,218

Republic of Philippines, 9.375%, 2017		168,000	192,990

Republic of Philippines, 9.875%, 2019		40,000	47,550

Republic of Philippines, 9.5%, 2030		58,000	67,788

Republic of Philippines, 7.75%, 2031		479,000	472,414

Republic of South Africa, 9.125%, 2009		477,000	533,048

Republic of Turkey, 7.25%, 2015		66,000	69,135

Republic of Turkey, 7%, 2020		37,000	37,370

Republic of Turkey, 8%, 2034		154,000	167,860

Republic of Uruguay, 7.5%, 2015		49,000	51,450

Republic of Venezuela, 8.5%, 2014		198,000	221,859

Republic of Venezuela, 9.25%, 2027		20,000	25,000

Republic of Venezuela, 9.375%, 2034		81,000	101,048

Republic of Vietnam, 3.75%, 2028		16,000	13,200

Republic of Vietnam, FRN, 4.8125%, 2016		12,783	12,532

Russian Federation, 3%, 2008		1,982,000	1,884,287

Russian Federation, 3%, 2011		1,380,000	1,240,275

Russian Federation, 11%, 2018		18,000	26,428

State of Qatar, 9.75%, 2030		181,000	276,478

United Mexican States, 6.375%, 2013		759,000	803,781

United Mexican States, 6.625%, 2015		131,000	141,480

United Mexican States, 8.125%, 2019		806,000	983,320

United Mexican States, 8.3%, 2031		31,000	39,060

			$14,170,005

Energy - Independent – 1.3%

Chesapeake Energy Corp., 7.5%, 2014		$580,000	$616,975

Chesapeake Energy Corp., 6.875%, 2016		1,495,000	1,524,900

Forest Oil Corp., 7.75%, 2014		950,000	995,125

Newfield Exploration Co., 6.625%, 2014		625,000	644,531

Ocean Energy, Inc., 4.375%, 2007		908,000	896,481

Plains Exploration & Production Co., 7.125%, 2014		1,080,000	1,134,000

Vintage Petroleum, Inc., 8.25%, 2012		950,000	1,017,688

			$6,829,700

Energy - Integrated – 0.3%

Amerada Hess Corp., 7.3%, 2031		$1,555,000	$1,808,342

Entertainment – 0.3%

AMC Entertainment, Inc., 9.5%, 2011		$484,000	$457,380

AMC Entertainment, Inc., 11%, 2016(a)		275,000	276,375

Six Flags, Inc., 9.75%, 2013		475,000	486,281

Turner Broadcasting System, Inc., 8.375%, 2013		419,000	478,635

			$1,698,671

Financial Institutions – 1.6%

American General Finance Corp., 4.875%, 2012		$2,752,000	$2,668,826

Berkshire Hathaway Finance Corp., 5.1%, 2014		4,500,000	4,461,980

Capital One Bank, 4.25%, 2008		1,296,000	1,264,816

MBNA Europe Funding PLC, 6.5%, 2007	EUR	150,000	189,780

			$8,585,402

			5

MFS Multimarket Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer		Shares/Par	Value ($)

Bonds – continued

Food & Non-Alcoholic Beverages – 0.4%

Allied Domecq Financial Services PLC, 5.875%, 2009	EUR	125,000	$162,105

B&G Foods Holding Corp., 8%, 2011		$330,000	339,488

Chaoda Modern Agriculture Holdings, 7.75%, 2010(a)		53,000	53,530

Dean Foods Co., 6.625%, 2009		485,000	495,913

Smithfield Foods, Inc., 7%, 2011		950,000	964,250

			$2,015,286

Forest & Paper Products – 1.4%

Abitibi-Consolidated, Inc., 7.75%, 2011		$1,580,000	$1,481,250

Buckeye Technologies, Inc., 8.5%, 2013		795,000	798,975

International Paper Co., 5.375%, 2006	EUR	140,000	172,488

MDP Acquisitions PLC, 9.625%, 2012		$640,000	660,800

MeadWestvaco Corp., 6.8%, 2032		679,000	671,651

Norske Skog Canada Ltd., 7.375%, 2014		1,210,000	1,064,800

Packaging Corp. of America, 5.75%, 2013		2,500,000	2,464,183

Sino-Forest Corp., 9.125%, 2011(a)		10,000	10,800

UPM Kymmene Corp., 6.125%, 2012	EUR	100,000	134,374

			$7,459,321

Gaming & Lodging – 3.4%

Aztar Corp., 7.875%, 2014		$765,000	$793,688

Boyd Gaming Corp., 6.75%, 2014		1,140,000	1,120,050

Caesars Entertainment, Inc., 8.125%, 2011		1,520,000	1,675,800

Grupo Posadas S.A. de C.V., 8.75%, 2011		13,000	13,455

GTECH Holdings Corp., 5.25%, 2014		515,000	534,109

Harrah's Operating Co., Inc., 5.625%, 2015		1,018,000	995,192

Host Marriott LP, 7.125%, 2013		950,000	977,313

Host Marriott LP, 6.375%, 2015		200,000	197,500

Majestic Star Casino LLC, 9.5%, 2010		170,000	181,475

Mandalay Resort Group, 9.375%, 2010		950,000	1,047,375

MGM Mirage, Inc., 8.375%, 2011		2,530,000	2,719,750

NCL Corp. Ltd., 10.625%, 2014		1,000,000	1,046,250

Pinnacle Entertainment, Inc., 8.75%, 2013		505,000	537,825

Royal Caribbean Cruises Ltd., 8%, 2010		1,730,000	1,881,576

Royal Caribbean Cruises Ltd., 6.875%, 2013		370,000	392,816

Scientific Games Corp., 6.25%, 2012		825,000	808,500

Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012		1,955,000	2,140,725

Station Casinos, Inc., 6.5%, 2014		870,000	867,825

Wynn Las Vegas LLC, 6.625%, 2014		500,000	486,875

			$18,418,099

Industrial – 0.5%

Amsted Industries, Inc., 10.25%, 2011(a)		$575,000	$618,125

JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013		735,000	617,400

Valmont Industries, Inc., 6.875%, 2014		1,270,000	1,279,525

			$2,515,050

Insurance – 1.0%

ING Groep N.V., 5.775% to 2015, FRN to 2049		$2,500,000	$2,512,203

Prudential Financial, Inc., 5.1%, 2014		1,985,000	1,958,770

UnumProvident Corp., 7.625%, 2011		470,000	506,717

UnumProvident Corp., 6.85%, 2015(a)		476,000	496,644

			$5,474,334

Insurance - Property & Casualty – 0.9%

AIG SunAmerica Global Financing X, 6.9%, 2032(a)		$2,384,000	$2,748,545

AIG SunAmerica Institutional Funding III, 3.5%, 2009	EUR	100,000	122,161

			6

MFS Multimarket Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer		Shares/Par	Value ($)

Bonds – continued

Insurance - Property & Casualty – continued

Allianz AG, 5.5% to 2014, FRN to 2049	EUR	140,000	$183,451

AXIS Capital Holdings Ltd., 5.75%, 2014		$415,000	412,724

Fund American Cos., Inc., 5.875%, 2013		1,464,000	1,464,892

			$4,931,773

International Market Quasi-Sovereign – 1.0%

KfW Bankengruppe, 4.75%, 2006	EUR	750,000	$922,734

KfW Bankengruppe, 2.328%, 2007	EUR	1,678,000	2,040,778

Landesbank Baden-Wurttemberg, FRN, 2.508%, 2007	EUR	557,000	678,004

Landesbank Baden-Wurttemberg, FRN, 2.594%, 2007	EUR	521,000	634,202

Landesbank Baden-Wurttemberg, FRN, 2.463%, 2007	EUR	990,000	1,205,293

Vattenfall Treasury AB, 6%, 2010	EUR	125,000	167,189

			$5,648,200

International Market Sovereign – 11.1%

Federal Republic of Germany, 3.5%, 2008	EUR	5,298,000	$6,522,603

Federal Republic of Germany, 3.75%, 2015	EUR	1,044,000	1,299,990

Federal Republic of Germany, 6.25%, 2030	EUR	374,000	634,735

Government of Australia, 6.25%, 2015	AUD	397,000	319,581

Government of Canada, 4.5%, 2015	CAD	723,000	647,921

Government of New Zealand, 6.5%, 2013	NZD	6,379,000	4,541,351

Government of New Zealand, 6%, 2015	NZD	1,404,000	973,528

Government of New Zealand, 6%, 2017	NZD	997,000	692,950

Kingdom of Netherlands, 5.75%, 2007	EUR	2,240,000	2,809,626

Kingdom of Netherlands, 3.75%, 2009	EUR	2,649,000	3,290,079

Kingdom of Spain, 6%, 2008	EUR	2,476,000	3,185,292

Kingdom of Spain, 5.35%, 2011	EUR	1,817,000	2,444,899

Republic of Austria, 5.5%, 2007	EUR	2,609,000	3,310,419

Republic of Finland, 5.375%, 2013	EUR	4,262,000	5,862,948

Republic of France, 4.75%, 2007	EUR	4,716,000	5,888,892

Republic of France, 4%, 2009	EUR	215,000	269,691

Republic of France, 5%, 2012	EUR	400,000	532,864

Republic of France, 4.75%, 2012	EUR	480,000	633,446

Republic of France, 5%, 2016	EUR	207,000	284,978

Republic of France, 6%, 2025	EUR	204,000	327,069

Republic of Ireland, 4.25%, 2007	EUR	4,564,000	5,676,881

Republic of Ireland, 4.6%, 2016	EUR	486,000	647,206

United Kingdom Treasury, 5.75%, 2009	GBP	2,589,000	4,853,382

United Kingdom Treasury, 8%, 2015	GBP	2,035,000	4,765,213

			$60,415,544

Machinery & Tools – 0.5%

Case New Holland, Inc., 6%, 2009		$1,200,000	$1,179,000

Manitowoc Co., Inc., 10.5%, 2012		767,000	851,370

Terex Corp., 9.25%, 2011		570,000	608,475

			$2,638,845

Medical & Health Technology & Services – 1.9%

AmerisourceBergen Corp., 5.875%, 2015(a)		$1,010,000	$1,022,625

Baxter International, Inc., 9.5%, 2008		2,331,000	2,539,718

DaVita, Inc., 6.625%, 2013		300,000	303,000

Fisher Scientific International, Inc., 6.125%, 2015		655,000	655,819

HCA, Inc., 8.75%, 2010		2,085,000	2,298,802

HCA, Inc., 6.375%, 2015		2,075,000	2,071,553

Omnicare, Inc., 6.875%, 2015		635,000	635,794
			7

MFS Multimarket Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer		Shares/Par	Value ($)

Bonds – continued

Medical & Health Technology & Services – continued

Triad Hospitals, Inc., 7%, 2013		$685,000	$690,994

			$10,218,305

Metals & Mining – 0.8%

Codelco, Inc., 5.625%, 2035(a)		$446,000	$434,314

Foundation PA Coal Co., 7.25%, 2014		1,015,000	1,053,063

Massey Energy Co., 6.875%, 2013(a)		495,000	499,331

Peabody Energy Corp., 5.875%, 2016		1,220,000	1,195,600

Peabody Energy Corp., "B", 6.875%, 2013		340,000	351,900

U.S. Steel Corp., 9.75%, 2010		795,000	866,550

			$4,400,758

Mortgage Backed – 0.6%

Fannie Mae, 6%, 2016 - 2017		$1,253,487	$1,281,334

Fannie Mae, 6.5%, 2031 - 2032		1,910,872	1,962,745

			$3,244,079

Municipals – 0.5%

Honolulu, HI, City & County Rev., "A", MBIA, 5%, 2015		$2,520,000	$2,746,901

Natural Gas - Distribution – 0.2%

AmeriGas Partners LP, 7.25%, 2015		$1,030,000	$1,032,575

Natural Gas - Pipeline – 2.0%

ANR Pipeline Co., 8.875%, 2010		$440,000	$470,694

Atlas Pipeline Partners LP, 8.125%, 2015(a)		470,000	484,100

CenterPoint Energy Resources Corp., 7.875%, 2013		1,250,000	1,419,759

Colorado Interstate Gas Co., 5.95%, 2015		365,000	357,224

Enterprise Products Operating LP, 6.65%, 2034		1,000,000	1,031,193

Kinder Morgan Energy Partners LP, 7.4%, 2031		2,775,000	3,157,212

Magellan Midstream Partners LP, 5.65%, 2016		1,123,000	1,120,219

Southern Natural Gas Co., Inc., 8.875%, 2010		1,040,000	1,112,549

Williams Cos., Inc., 8.75%, 2032		1,500,000	1,785,000

			$10,937,950

Network & Telecom – 4.2%

AT&T Corp., 7.3%, 2011		$450,000	$495,901

AT&T Corp., 9.75%, 2031		1,715,000	2,120,457

Axtel S.A. de C.V., 11%, 2013		17,000	19,040

BellSouth Corp., 6.55%, 2034		3,213,000	3,350,516

Citizens Communications Co., 9.25%, 2011		1,785,000	1,963,500

Citizens Communications Co., 6.25%, 2013		1,420,000	1,377,400

Deutsche Telekom International Finance B.V., 8.125%, 2012	EUR	130,000	194,620

Deutsche Telekom International Finance B.V., 8.25%, 2030		$1,477,000	1,842,652

Eircom Funding PLC, 8.25%, 2013		1,130,000	1,203,450

Espirit Telecom Group PLC, 10.875%, 2008(d)		165,000	0

France Telecom S.A., 7.2%, 2006		105,000	105,187

OTE Telecommunications PLC, 6.125%, 2007	EUR	195,000	244,811

Qwest Corp., 7.875%, 2011		$1,890,000	1,998,675

Qwest Corp., 8.875%, 2012		950,000	1,052,125

Telecom Italia Capital, 6%, 2034		2,020,000	1,912,782

Verizon New York, Inc., 7.375%, 2032		4,590,000	4,802,549

			$22,683,665

Oil Services – 0.2%

GulfMark Offshore, Inc., 7.75%, 2014		$760,000	$794,200

Petroleum Export Peloil, 5.265%, 2011(a)		353,000	348,870

			$1,143,070
			8

MFS Multimarket Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer		Shares/Par	Value ($)
Bonds – continued

Oils – 0.5%

Premcor Refining Group, Inc., 7.5%, 2015		$2,575,000	$2,742,573

Pharmaceuticals – 0.2%

Schering-Plough Corp., 6.75%, 2033		$1,002,000	$1,119,698

Pollution Control – 0.2%

Allied Waste North America, Inc., 7.875%, 2013		$775,000	$804,063

Veolia Environnement, 5.875%, 2008	EUR	250,000	322,485

			$1,126,548

Precious Metals & Minerals – 0%

Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014		$28,000	$28,385

Printing & Publishing – 0.6%

Bertelsmann U.S. Finance, Inc., 4.625%, 2010	EUR	148,000	$186,251

Dex Media East LLC, 9.875%, 2009		$1,235,000	1,333,800

Dex Media West LLC, 9.875%, 2013		567,000	625,826

MediaNews Group, Inc., 6.875%, 2013		895,000	841,300

Pearson PLC, 6.125%, 2007	EUR	135,000	169,266

Reed Elsevier Capital, Inc., 5.75%, 2008	EUR	125,000	160,679

			$3,317,122

Railroad & Shipping – 0.4%

Societe Nationale des Chemins de Fer Francais, 7.5%, 2008	EUR	750,000	$996,463

TFM S.A. de C.V., 10.25%, 2007		$21,000	22,155

TFM S.A. de C.V., 9.375%, 2012		817,000	898,700

TFM S.A. de C.V., 12.5%, 2012		325,000	368,875

			$2,286,193

Real Estate – 0.2%

Simon Property Group LP, 4.6%, 2010		$1,375,000	$1,340,204

Retailers – 1.2%

Couche-Tard, Inc., 7.5%, 2013		$365,000	$378,688

Gap, Inc., 9.55%, 2008		2,710,000	2,994,856

GSC Holdings Corp., 8%, 2012(a)		270,000	262,238

Limited Brands, Inc., 5.25%, 2014		2,294,000	2,151,299

Rite Aid Corp., 8.125%, 2010		635,000	647,700

			$6,434,781

Specialty Stores – 0%

LVMH Moet Hennessy Louis Vuitton S.A., 4.625%, 2011	EUR	125,000	$158,433

Steel – 0.1%

Chaparral Steel Co., 10%, 2013		$445,000	$489,500

Supermarkets – 0.5%

Safeway, Inc., 6.5%, 2008		$2,500,000	$2,567,378

Supranational – 0.3%

Central American Bank, 4.875%, 2012(a)		$721,000	$694,340

European Investment Bank, 5.375%, 2012	EUR	750,000	1,020,133

Inter-American Development Bank, 8%, 2016 (r)	MXN	264,000	24,870

			$1,739,343

Telecommunications - Wireless – 1.0%

America Movil S.A. de C.V., 6.375%, 2035		$38,000	$36,566

Centennial Communications Corp., 10.125%, 2013		520,000	569,400

Dolphin Telecom PLC, 11.5%, 2008(d)		2,515,000	0

Mobile TeleSystems Finance S.A., 8.375%, 2010		19,000	19,950

Nextel Communications, Inc., 5.95%, 2014		2,760,000	2,779,585

			9

MFS Multimarket Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer		Shares/Par	Value ($)

Bonds – continued

Telecommunications - Wireless – continued
Rogers Wireless, Inc., 6.375%, 2014		$950,000	$954,750

Rogers Wireless, Inc., 7.5%, 2015		980,000	1,063,300

Vodafone Group PLC, 5.75%, 2006	EUR	140,000	173,873

			$5,597,424

Tobacco – 0.5%

Altria Group, Inc., 5.625%, 2008	EUR	75,000	$95,702

R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012		$2,508,000	2,570,700

			$2,666,402

Transportation - Services – 0.2%

Stena AB, 7%, 2016		$812,000	$753,130

Westinghouse Air Brake Technologies Corp., 6.875%, 2013		455,000	467,513

			$1,220,643

U.S. Government Agencies – 4.4%

Freddie Mac, 4.2%, 2007		$14,300,000	$14,145,374

Freddie Mac, 4.375%, 2015		8,830,000	8,490,345

Small Business Administration, 5.34%, 2021		1,359,787	1,380,131

			$24,015,850

U.S. Treasury Obligations – 10.9%

U.S. Treasury Bonds, 5.375%, 2031		$1,975,000	$2,174,197

U.S. Treasury Notes, 6.5%, 2010		49,864,000	53,475,251

U.S. Treasury Notes, TIPS, 3.625%, 2008		1,359	1,405

U.S. Treasury Notes, TIPS, 3.875%, 2009		3,807,195	4,027,297

U.S. Treasury Notes, TIPS, 4.25%, 2010		1,882	2,053

			$59,680,203

Utilities - Electric Power – 6.3%

Allegheny Energy Supply Co., LLC, 8.25%, 2012(a)		$1,180,000	$1,309,800

Beaver Valley Funding Corp., 9%, 2017		4,599,000	5,314,696

BVPS II Funding Corp., 8.68%, 2017		775,000	885,988

CenterPoint Energy, Inc., 7.25%, 2010		1,250,000	1,336,664

CMS Energy Corp., 8.5%, 2011		620,000	673,475

DPL, Inc., 6.875%, 2011		1,546,000	1,646,490

Duke Capital Corp., 8%, 2019		691,000	819,982

Dynegy Holdings, Inc., 9.875%, 2010(a)		410,000	448,950

Empresa Nacional de Electricidad S.A., 8.35%, 2013		5,000	5,637

Enersis S.A., 7.375%, 2014		1,044,000	1,113,362

FirstEnergy Corp., 6.45%, 2011		1,215,000	1,277,280

HQI Transelec Chile S.A., 7.875%, 2011		350,000	384,062

MidAmerican Energy Holdings Co., 3.5%, 2008		2,437,000	2,345,807

MSW Energy Holdings LLC, 7.375%, 2010		1,045,000	1,076,350

National Grid Group Finance PLC, 5.25%, 2006	EUR	200,000	246,504

Nevada Power Co., 5.875%, 2015		$1,965,000	1,953,601

NorthWestern Corp., 5.875%, 2014		1,695,000	1,682,947

NRG Energy, Inc., 8%, 2013		433,000	482,795

NRG Energy, Inc., 7.375%, 2016		1,715,000	1,745,013

Reliant Resources, Inc., 9.25%, 2010		490,000	483,875

Reliant Resources, Inc., 9.5%, 2013		20,000	19,800

RWE Finance B.V., 5.375%, 2008	EUR	6,000	7,629

System Energy Resources, Inc., 5.129%, 2014(a)		$2,371,044	2,277,578

TECO Energy, Inc., 7.5%, 2010		950,000	1,016,479

Texas Genco LLC, 6.875%, 2014(a)		600,000	649,500
			10

MFS Multimarket Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer			Shares/Par	Value ($)

Bonds – continued

Utilities - Electric Power – continued

TXU Energy Co., 7%, 2013			$2,670,000	$2,825,901

Waterford 3 Funding Corp., 8.09%, 2017			1,907,493	2,011,891

				$34,042,056

Total Bonds				$525,298,651

Issuer

Stocks – 0%

Printing & Publishing – 0%

Golden Books Family Entertainment, Inc.(n)			19,975	$0

Tobacco – 0%

Reynolds American, Inc.			2,302	$232,801

Total Stocks				$232,801

Convertible Preferred Stock – 0.2%

Automotive – 0.2%

General Motors Corp., 5.25%			55,125	$910,665

Preferred Stock – 0%

Real Estate – 0%

HRPT Properties Trust, "B", 8.75%			5,100	$130,560

Warrants – 0%	Strike Price	First Exercise

Loral Space & Communications Ltd. (Business Services)(n)	$ 0.14	1/28/97	1,625	$0

Loral Space & Communications Ltd. (Business Services)(n)	0.14	1/28/97	700	0

Total Warrants				$0

Convertible Bond – 0%

Banks & Credit Companies – 0%

Fortis Capital Co., 6.25%, 2049		EUR	155,000	$203,905 $

			Par Amount
Issue/Expiration/Strike Price			of Contracts	Value($)

Call Options Purchased – 0%

U.S. Treasury Notes 10yr Future – May 2006 @ $109			$105,000	$86,953

Put Options Purchased – 0%

U.S. Treasury Notes 10yr Future – May 2006 @ $109			$105,000	$155,859

Federal Republic of Brazil - February 2006 @ $125.35			600,000	0

Federal Republic of Brazil - February 2006 @ $129.70			60,000	1,260

Total Put Options Purchased				$157,119

Issuer			Shares/Par	Value ($)

Short-Term Obligation – 1.1%

Alpine Securitization Corp., 4.48%, due 2/01/06(y)(t)			$5,697,000	$5,697,000

Rights – 0%

Emerging Market Sovereign – 0%

Banco Central del Uruguay(n)			1,250,000	$0

Total Investments(k)				$532,717,654

Other Assets, Less Liabilities – 2.1%				11,194,725

Net Assets – 100.0%				$543,912,379

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
Act of 1933.
(n) Non-income producing security.
(a) SEC Rule 144A restriction.
(y)	The rate shown represents an annualized yield at time of purchase.
				11

MFS Multimarket Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
(k)	As of January 31, 2006, the trust had three securities representing $0 that were fair valued in accordance with the policies adopted by the Board of Trustees.
(i)	Interest only security for which the trust receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(d)	Non-income producing security - in default.
(r)	Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The trust holds the following restricted securities:
			Acquisition	Acquisition	Current	Total % of
	Restricted Security		Date	Cost	Market Value	Net Assets

Airplane Pass-Through Trust, "D",
	10.875%, 2019		3/13/1996	$246,925	$-
Inter-American Development Bank,
	8%, 2016		1/20/2006	$24,931	$24,870

	Total Restricted Securities				$24,870	0.00%

The following abbreviations are used in the Portfolio of Investments and are defined:
	TIPS	Treasury Inflation Protected Security
	FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.
Insurer

	MBIA	MBIA Insurance Corp.
Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
	ARS	Argentine Peso
	AUD	Australian Dollar
	BRL	Brazilian Real
	CAD	Canadian Dollar
	CLP	Chilean Peso
	CNY	Chinese Yuan Renminbi
	COP	Colombian Peso
	CZK	Czech Koruna
	DKK	Danish Krone
	EUR	Euro
	GBP	British Pound
	HUF	Hungarian Forint
	IDR	Indonesian Rupiah
	ILS	Israeli Sheqel
	INR	Indian Rupee
	JPY	Japanese Yen
	KRW	Korean Won
	MXN	Mexican Peso
	NOK	Norwegian Krone
	NZD	New Zealand Dollar
	PHP	Philippine Peso
	RUB	Russian Ruble
	SKK	Slovakian Koruna
	TRY	Turkish Lira
	UYU	Uruguayan Peso
	ZAR	South African Rand
See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
12

MFS Multimarket Income Trust
Supplemental Schedules (Unaudited) 1/31/2006
(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:
Aggregate Cost				$535,597,971
Gross unrealized appreciation				$10,785,332
Gross unrealized depreciation				(13,665,649)
	Net unrealized appreciation (depreciation)			$(2,880,317)
Aggregate cost includes prior fiscal year end tax adjustments.
(2) Financial Instruments
Forward Foreign Currency Exchange Contracts
Sales and Purchases in the table below are reported by currency.
					Net Unrealized
	Contracts to			Contracts	Appreciation
	Deliver/Receive	Settlement Date	In Exchange For	at Value	(Depreciation)

Sales
AUD	638,451	2/6/06-2/7/06	$474,066	$482,876	$(8,810)
BRL	128,052	2/2/06-2/23/06	57,595	57,901	(306)
EUR	54,419,339	2/13/06-3/27/06	63,991,472	66,333,487	(2,342,015)
GBP	5,386,541	3/30/06	9,610,721	9,609,261	1,460
IDR	385,852,603	2/6/06	40,983	41,133	(150)
JPY	575,659	2/13/06	5,040	4,930	110
KRW	4,968,091	2/13/06	5,084	5,177	(93)
MXN	465,105	2/27/06	44,172	44,437	(265)
NZD	11,110,927	2/7/06	7,839,689	7,612,215	227,474
TRY	65,720	2/7/06	48,111	49,536	(1,425)
ZAR	455,044	2/21/06	75,000	74,844	156
			$82,191,933	$84,315,797	$(2,123,864)
Purchases
AUD	962,110	2/6/06-2/7/06	$722,388	$727,663	$5,275
BRL	383,182	2/2/06-2/24/06	166,436	173,260	6,824
CAD	567,121	3/20/06	489,341	497,229	7,888
CLP	88,813,183	2/13/06-2/23/06	169,374	168,668	(706)
CNY	1,794,375	2/27/06	225,000	223,340	(1,660)
COP	232,500,000	2/21/06	102,468	102,548	80
CZK	10,672,326	2/13/06	436,496	458,288	21,792
DKK	450,944	3/13/06	73,564	73,725	161
EUR	3,755,094	2/13/06-3/20/06	4,520,711	4,577,328	56,617
HUF	12,025,200	2/17/06	58,301	58,098	(203)
IDR	512,120,505	2/6/06	52,933	54,593	1,660
ILS	430,750	2/21/06	93,210	92,344	(866)
INR	2,208,500	2/28/06	50,057	50,133	76
					13

JPY	575,659	2/13/06	5,033	4,930	(103)
KRW	4,968,091	2/13/06	5,040	5,177	137
MXN	5,609,491	2/8/06-2/27/06	524,481	536,848	12,367
NOK	8,716,124	3/13/06	1,318,059	1,314,915	(3,144)
NZD	5,828,741	2/7/06-3/20/06	3,948,746	3,984,704	35,958
PHP	5,545,500	2/17/06	105,749	106,376	627
RUB	2,854,500	2/21/06	101,116	101,493	377
SKK	5,058,966	2/10/06	162,982	164,941	1,959
TRY	659,040	2/7/06	480,825	496,744	15,919
ZAR	1,576,777	2/21/06	258,976	259,342	366
			$14,071,286	$14,232,687	$161,401

At January 31, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $113,197 with Merrill Lynch International.

Futures Contracts
					Unrealized
				Expiration	Appreciation
		Contracts	Value	Date	(Depreciation)
U.S. Treasury Note 10 yr (Long)		1	$108,437	March 2006	$(675)
U.S. Treasury Note 10 yr (Short)		74	8,024,375	March 2006	78,366
					$77,691

At January 31, 2006, the trust had sufficient cash and/or securities to cover any margin requirements under these contracts.

MFS Investment Management®

					14

ITEM 2. CONTROLS AND PROCEDURES.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange
Commission’s rules and forms.
(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17
CFR 270.30a-2): Attached hereto.

Notice
A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the
Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: MFS MULTIMARKET INCOME TRUST
By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President
Date: March 24, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)
Date: March 24, 2006
By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and
Accounting Officer)
Date: March 24, 2006
* Print name and title of each signing officer under his or her signature.